As Filed with the Securities and Exchange Commission on October 14, 2022

Registration File No. 333-232740
811-7337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 9 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 104 ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRADFORD RODGERS, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on November 3, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on  pursuant to paragraph (a)(1) of Rule 485

 If appropriate check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed amendment.

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Explanatory Note

This Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-6 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until November 3, 2022, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 8 on August 8, 2022, SEC Accession Number (0001104659-22-087248), pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 9 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 8.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on October 14, 2022.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	October 14, 2022
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President,	October 14, 2022
Paul R. Wells		Chief Financial Officer, and Director (Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	October 14, 2022
Steven G. Walker

*BY:	/S/ BRADFORD RODGERS		October 14, 2022
Bradford Rodgers
Attorney-in-Fact